Trade and other receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2019	December 31, 2018
Trade accounts receivable	$27,009	$21,724
Other receivables	3,345	7,706
Contract assets	18,962	9,094
	$49,316	$38,524

Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2019 for engineering services and technology transfer services.

Contract assets	December 31, 2019
At January 1, 2019	$9,094
Additions to contract assets	32,137
Invoiced during the year	(22,269)
At December 31, 2019	$18,962

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade   receivables and contract assets is included in note 30.